October 23, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     MERRILL LYNCH U.S.A. GOVERNMENT
     RESERVES
     File No. 2-78702

Dear Sirs:

In accordance with the provisions of Rule
24f-2 under the Investment Company Act
of 1940, Merrill Lynch U.S.A. Government
Reserves (the "Fund") hereby files its
Rule 24f-2 Notice (the "Notice").

1. The Notice is being filed for the fiscal year of the Fund ended August 31, 1995 (the "Fiscal Year").

2. 5,253,694 shares of beneficial interest of the Fund which had been registered under the Securities Act of 1933
   (the "Securities Act") other than pursuant to Rule 24f-2 remained unsold at the beginning of the Fiscal Year.

3. 1,607,523,265 shares of beneficial interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.

4. 1,488,684,962 shares of beneficial interest were sold during the Fiscal Year.*

5. No shares of beneficial interest were sold during the Fiscal Year in reliance upon registration pursuant to Rule 24f-2.


Please direct any questions relating to
this Notice to Mark B. Goldfus at P.O.
Box 9011, Princeton, N.J.  08543-9011,
(609) 282-2023, or to Laurin Blumenthal
Kleiman at Brown & Wood, One World
Trade Center, New York, New York  10048,
(212) 839-5525.

Very truly yours,

MERRILL LYNCH U.S.A. GOVERNMENT
RESERVES



By /s/ Mark B. Goldfus
   - - - - - - - - - - -
     Mark B. Goldfus
      Secretary


______________
*The aggregate sale price for all shares sold during the Fiscal Year was $1,488,684,962.